UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for Calendar Year or Quarter ended: September 30 2005

Check here if Amendment [x]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           North Point Portfolio Managers Corporation
Address:        5910 Landerbrook Drive
                Suite 160
                Mayfield Heights, OH  44124

13F file number:   28-06059

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it,that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:
Name:   Diane M. Stack
Title:  Executive Vice President/Treasurer
Phone:  440-720-1105
Signature, Place and Date of Signing:

   Diane M. Stack Mayfield Heights Ohio  November 2 2005

Report Type (Check only one.);
[x]        13F HOLDING REPORT.
[ ]        13F NOTICE.
[ ]        13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    43

Form 13F Information Table Value Total:    $181,376



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES            COM              002824100     4174 98450.00 SH       SOLE                 98450.00
ALCOA INC                      COM              013817101     3314 135715.00SH       SOLE                135715.00
AMERICAN INTL GROUP            COM              026874107     5207 84042.00 SH       SOLE                 84042.00
AMERUS GROUP CO                COM              03072M108     4772 83185.00 SH       SOLE                 83185.00
APACHE CORP                    COM              037411105     5579 74175.00 SH       SOLE                 74175.00
APPLIED MATERIALS, INC         COM              038222105     3363 198297.00SH       SOLE                198297.00
BB&T CORP.                     COM              054937107     4530 116009.00SH       SOLE                116009.00
BJ'S WHOLESALE CLUB INC        COM              05548J106     4375 157375.00SH       SOLE                157375.00
CHEESECAKE FACTORY             COM              163072101     4140 132507.00SH       SOLE                132507.00
CINTAS CORP                    COM              172908105     4216 102702.00SH       SOLE                102702.00
CISCO SYSTEMS                  COM              17275R102     3684 205580.00SH       SOLE                205580.00
DANAHER CORP                   COM              235851102     4852 90140.00 SH       SOLE                 90140.00
DOVER CORP                     COM              260003108     4734 116051.00SH       SOLE                116051.00
EGL, INC                       COM              268484102     5915 217860.00SH       SOLE                217860.00
EXPEDITORS INTL                COM              302130109     5140 90530.00 SH       SOLE                 90530.00
EXXON MOBIL CORPORATION        COM              30231G102     7640 120246.00SH       SOLE                120246.00
GARMIN LTD                     COM              G37260109     4110 60590.00 SH       SOLE                 60590.00
GENERAL ELECTRIC               COM              369604103      471 13975.00 SH       SOLE                 13975.00
GOLDMAN SACHS GROUP INC        COM              38141G104     5193 42709.00 SH       SOLE                 42709.00
HARLEY-DAVIDSON, INC           COM              412822108     4168 86045.00 SH       SOLE                 86045.00
HARMONIC INC                   COM              413160102     3462 594790.00SH       SOLE                594790.00
HENRY (JACK) & ASSOC, INC      COM              426281101     4765 245625.00SH       SOLE                245625.00
HEWLETT-PACKARD                COM              428236103     5222 178834.39SH       SOLE                178834.39
ILLINOIS TOOL WORKS            COM              452308109     4580 55625.00 SH       SOLE                 55625.00
INTEL CORP                     COM              458140100     3842 155854.00SH       SOLE                155854.00
JOHNSON & JOHNSON              COM              478160104      214  3375.00 SH       SOLE                  3375.00
KEYCORP                        COM              493267108      486 15081.00 SH       SOLE                 15081.00
MICROSOFT CORP                 COM              594918104     3726 144802.00SH       SOLE                144802.00
PEPSICO, INC                   COM              713448108     5786 102026.00SH       SOLE                102026.00
PFIZER                         COM              717081103     3969 158941.00SH       SOLE                158941.00
PROCTER & GAMBLE               COM              742718109     5356 90080.00 SH       SOLE                 90080.00
REEBOK INTL LTD                COM              758110100     4755 84050.00 SH       SOLE                 84050.00
SCHERING-PLOUGH                COM              806605101     3648 173325.00SH       SOLE                173325.00
SCHWAB (CHARLES) CORP          COM              808513105     4198 290895.00SH       SOLE                290895.00
SOVEREIGN BANCORP              COM              845905108     5538 251270.00SH       SOLE                251270.00
ST JUDE MEDICAL                COM              790849103     4199 89730.00 SH       SOLE                 89730.00
SYMBOL TECHNOLOGIES            COM              871508107     2252 232635.00SH       SOLE                232635.00
TELETECH HOLDINGS INC          COM              879939106     4249 424010.00SH       SOLE                424010.00
TIDEWATER INC                  COM              886423102     4637 95282.00 SH       SOLE                 95282.00
VALSPAR CORP                   COM              920355104     4244 189784.00SH       SOLE                189784.00
VARIAN MEDICAL SYSTEMS, INC    COM              92220p105     3398 86010.00 SH       SOLE                 86010.00
WATSON PHARMACEUTICALS         COM              942683103     5216 142478.00SH       SOLE                142478.00
WELLS FARGO COMPANY            COM              949746101     4057 69276.00 SH       SOLE                 69276.00